Equity Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Equity Securities

7. Equity Securities

Common Stock Issuable

Beginning with services rendered in 2014, and with payments in June 2015 and 2016, non-employee members of the Board of Directors are paid for their services in common stock on June 1 of each year based on the average closing prices for the immediately preceding twenty trading days. As of September 30, 2016, the Company accrued $87,000 for these services, which equates to 26,274 shares. These shares have not yet been issued and are excluded from the calculation of weighted average common shares outstanding for EPS purposes.

Potentially Dilutive Common Stock Equivalents

At September 30, 2016 and 2015 (unaudited), the Company excluded the outstanding securities summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculations of earnings per share and weighted average shares outstanding, as their effect would have been anti-dilutive (in thousands).

	September 30,	September 30,
	2016	2015

Long Term Investor Rights	342	412
Underwriter’s warrants	802	802
Warrants associated with convertible debt	1,038	1,038
Common stock options	3,669	3,505
Restricted stock units	142	190
Employee stock purchase plan	109	75

Total	6,102	6,022

Rights Offering

In June 2016, the Company completed a Rights Offering to existing stockholders by selling 5,978,465 shares of common stock. The Company evaluated the financial impact of FASB ASC 260, "Earnings per Share," which states, among other things, that if a rights issue is offered to all existing stockholders at an exercise price that is less than the fair value of the stock, then the weighted average shares outstanding and basic and diluted earnings per share shall be adjusted retroactively to reflect the bonus element of the rights offering for all periods presented. The Company determined that the application of this specific provision of ASC 260 was immaterial to previously issued financial statements and, therefore, did not retroactively adjust previously reported weighted average shares outstanding and basic and diluted earnings per share.

9. Equity Securities

In June 2014, the Company’s articles of incorporation were amended to increase authorized common shares to 200,000,000, no par value, and to authorize 10,000,000 shares of preferred stock, no par value. The Company’s consolidated financial statements have been retroactively restated to reflect this amendment. The Board of Directors has the authority to establish the rights, preferences, privileges and restrictions granted to and imposed upon the holders of preferred stock and common stock.

November 2014 IPO

On November 18, 2014, the Company sold 4,025,000 shares of common stock in an IPO, including 525,000 shares sold upon exercise of the underwriter’s over-allotment option. Net proceeds to the Company totaled approximately $34.2 million, net of offering costs of approximately $5.0 million, including approximately $2.9 million for the fair value of warrants and common stock issued in connections with services rendered. The proceeds from the IPO are expected to be used by the Company to invest in its business to expand sales and marketing efforts, enhance current product, gain regulatory approvals for additional indications, and continue research and development into next generation technology.

Underwriter’s Warrant

As a component of the IPO underwriting fee, the Company granted the underwriter a warrant to purchase 805,000 shares of the Company’s common stock at an exercise price of $11.25 per share, which was 25 percent above the offering price to the investors. The warrant is exercisable, in whole or in part, for a period commencing 180 days after the effective date of the registration statement (November 18, 2014) and ending on the fifth anniversary date of the effective date of the registration statement. The fair value of the warrant issued as part of underwriting fee for the Company’s IPO was estimated to be $2,772,000, using the Black-Scholes option-pricing model with the following assumptions:

Risk-free rate of return	1.63%
Expected dividend yield	0%
Expected volatility	49.92%
Expected term	5 years

Long Term Investor Right

As of December 31, 2015, the Company identified investors who had perfected and maintained Long Term Investor Rights in an aggregate of 1,382,218 shares of common stock that were acquired as part of the Company’s IPO. The highest average closing price for the Company’s common stock on NASDAQ during any consecutive 90 day period ended on or before December 31, 2015 was $13.96. Based on this average closing stock price, an investor who purchased shares as part of the IPO, and who has perfected its Long Term Investor Right, would be entitled to 0.2894 shares for each share purchased in the IPO, rounded up to the next whole share, which represents an aggregate maximum of 400,057 shares that are potentially issuable by the Company pursuant to the Long Term Investor Right at such date. The actual number of common shares issuable pursuant to the Long Term Investor Right is dependent on the future stock price of the Company over the two year period subsequent to the November 24, 2014 closing date of the IPO, and could be as high as 400,057 shares and as low as zero shares.

The Long Term Investor Right is an equity instrument that is being accounted for as a component of the actual price per common share paid by the investor in the IPO. For basic earnings per share, the common shares associated with the Long Term Investor Right are treated as contingently issuable shares and are not included in basic earnings per share until the actual number of shares can be calculated and the shares have been issued.

2014 Private Placement

During 2014, the Company sold 1,299,853 shares of its common stock to new investors at $7.00 per share in a private placement, raising a total of $9.1 million. Related to this stock placement, the Company paid a finder’s fee of 26,785 shares of common stock to Mendelsohn Investment Services, LLC, an entity affiliated with Aaron Mendelsohn, a member of the Company’s Board of Directors. The Company paid an additional finder’s fee of 37,599 shares of common stock to an existing shareholder in connection with this stock placement.

2013 Private Placement

From July 1, 2013 through December 31, 2013, the Company sold 342,955 shares of its common stock to new investors at $7.00 per share in a private placement, raising a total of $2.4 million. No costs were incurred in connection with these issuances.

Common Stock Issuable

Beginning with services rendered in 2014, and with the first payment in June 2015, non-employee members of the Board of Directors will be paid for their services in common stock on June 1 of each year based on the average closing prices for the immediately preceding twenty trading days. For 2015, for these services the Company issued 23,136 shares with a value of $285,000 and accrued $205,000, which equates to 33,293 shares based on the average closing price of $6.15 for the Company’s common stock during last 20 trading days as of December 31, 2015. The shares, which have not yet been issued, are excluded from the calculation of weighted average common shares outstanding for EPS purposes. For 2014, the Company accrued $166,000 for these services, which equates to 16,204 shares based on the $10.26 closing price for the Company’s common stock on December 31, 2014.